Summary of Related Party and Third Party Convertible Notes (Details)	Dec. 31, 2023 USD ($)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the convertible notes	$ 6,783,538
Debt discount, net	(131,867)
Carrying value of the convertible notes	6,651,671
Accrued interest	619,697
Conversion of convertible notes	(7,271,368)
Total convertible notes and accrued interest
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Face value of the convertible notes	3,196,206
Debt discount, net	(83,688)
Carrying value of the convertible notes	3,112,518
Accrued interest	233,714
Conversion of convertible notes	(3,346,232)
Total convertible notes and accrued interest